Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,941,000.00
Previously Paid Amount	0.00
Total Fee Amount	342.87
Total Offset Amount	0.00
Net Fee	342.87
Narrative - Max Aggregate Offering Price	$ 3,941,000.00
Final Prospectus	true